T. ROWE PRICE Summit Municipal Income Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA  1.3%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,667
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,330
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,163
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,650
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,850
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,484
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (1) 2,875 2,906
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (1) 2,775 2,722
Southeast Energy Auth., A Cooperative Dist., Series B-1,
VRDN, 5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,056
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (2) 3,765 3,824
40,652
ARIZONA  1.9%
Arizona HFA, Banner Health, Series B, FRN , 100% of
SPMUV7DY + 0.81%, 4.48%, 1/1/37  525 513
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,491
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/49  2,150 2,260
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,025 1,024
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 6,625 6,786
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, 5.00%,
7/1/48 (1) 5,575 5,645
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (1) 1,760 1,810
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (1) 1,760 1,806
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (1) 3,000 3,039
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (1) 2,115 2,130
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49 (1) 7,415 7,525

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 927
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,311
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  15,000 16,294
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (2) 2,345 2,263
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 752
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 848
58,424
ARKANSAS  0.3%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,588
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (1)(2) 2,500 2,741
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (1)(2) 2,500 2,771
9,100
CALIFORNIA  9.5%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (3) 5,000 3,824
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 5.25%, 7/1/54 (1) 3,250 3,391
California, Series CU, GO, 5.50%, 12/1/52  3,585 3,909
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  2,480 2,600
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,205 3,470
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,876
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  9,330 9,860
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  3,775 4,116
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (2) 2,960 2,317
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (2) 9,110 7,283
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  13,000 14,296
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 4,575 3,720
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 609
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 132
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,164
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  5,500 6,200

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,107
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  521 534
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,825 3,928
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 5,999
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,074
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,021
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (1) 2,855 2,927
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (1) 3,000 2,727
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (1) 10,015 10,089
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (1) 535 536
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (4) 1,775 1,841
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,906
California Municipal Fin. Auth., Waste Management, Series A,
VRDN, 4.125%, 11/1/46 (Tender 3/3/25) (1) 3,000 3,001
California Pollution Control Fin. Auth., Republic Services,
Series A-1, VRDN, PCR, 4.10%, 11/1/42 (Tender 4/15/25) (1)(2) 3,480 3,481
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (2)(5) 100 101
California School Fin. Auth., Fortune School of Education,
Series A, 5.125%, 6/1/59 (2) 1,250 1,214
California School Fin. Auth., Fortune School of Education,
Series A, 5.125%, 6/1/64 (2) 3,225 3,103
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (2) 1,500 1,452
California State Univ., Series C, 4.00%, 11/1/45  1,000 996
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,848
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (2) 875 855
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,601
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (2) 600 611
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (2) 1,390 1,398

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 1,630 1,667
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 407
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 935
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 882
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,187
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,048
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,399
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (4) 5,120 4,352
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (2) 2,090 1,752
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (2) 960 819
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (2) 3,680 2,870
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (2) 3,385 2,452
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (2) 680 646
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (2) 2,826 2,185
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 6,865
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (5) 3,525 3,553
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (5) 2,080 2,096
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,939
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (3) 7,995 8,815
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,854
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,803
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (1) 6,400 6,454
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (1) 5,475 5,158
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/43 (1) 6,300 6,465
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (1) 2,000 1,966

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Los Angeles Unified School Dist., Series C, GO, 4.00%, 7/1/44  1,855 1,863
Orange County Community Fac. Dist. No. 2021-1 Rienda,
Special Tax, Series A, 5.00%, 8/15/52  3,750 3,835
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 5,165
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,357
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,112
Sacramento, 4.00%, 9/1/41  705 687
Sacramento, 4.00%, 9/1/46  1,830 1,711
Sacramento County Airport, Series C, 5.00%, 7/1/37 (1) 1,410 1,450
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (2) 1,090 1,140
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (2) 2,455 2,528
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (2) 1,655 1,702
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48 (1) 3,000 3,115
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 788
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (1) 5,155 5,257
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/40 (1) 6,455 7,081
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/41 (1) 3,500 3,820
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (1) 3,230 3,505
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (1)(6) 9,000 9,730
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (1) 7,055 7,764
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (1) 5,395 5,454
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,103
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 804
Univ. of California Regents, Series O, 5.50%, 5/15/58  5,575 5,837
292,494
COLORADO  2.4%
Colorado, COP, 6.00%, 12/15/40  9,325 10,900
Colorado, COP, 6.00%, 12/15/41  11,375 13,230

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (2) 1,000 1,032
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,429
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, 4.00%, 11/15/48  4,475 4,162
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,267
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (2) 1,285 832
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (2) 440 287
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,720
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,355
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,910
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,344
Denver City & County Airport, Series A, 5.00%, 11/15/47 (1) 3,000 3,093
Denver City & County Airport, Series A, 5.25%, 12/1/48 (1) 4,000 4,087
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 10,181
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 511
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/49 (Prerefunded 3/1/25) (5) 1,750 1,805
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,072 1,040
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 642
Univ. of Colorado Hosp. Auth., VRDN, 1.85%, 11/15/39  500 500
72,327
CONNECTICUT  1.0%
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 6,200 5,356
Connecticut, Series C, GO, 5.00%, 6/15/32  350 396
Connecticut, Series C, GO, 5.00%, 6/15/40  700 768
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,307
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,493
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 838
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 538
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,290 3,501
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,784
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,738
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33  4,440 4,666

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 1,235 284
29,669
DELAWARE  1.2%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,290
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,760
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,402
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  12,360 12,784
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,538
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,531
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,640
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,865
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (2) 400 412
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (2) 400 414
Univ. of Delaware, VRDN, 1.85%, 11/1/35  2,000 2,000
36,636
DISTRICT OF COLUMBIA  3.6%
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,493
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,492
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,811
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 362
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 494
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 884
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,323
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48 (1) 9,120 9,211
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/49 (1) 7,000 7,100
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (1) 5,000 5,218
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (1) 4,400 4,721
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (4) 14,200 13,044
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,467

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,638
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,342
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,707
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,243
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  17,790 19,163
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  8,225 8,843
111,556
FLORIDA  5.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (8) 1,835 1,193
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,622
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 550
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 420
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (5) 1,270 1,310
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (4) 2,700 2,909
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,500 2,569
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (1)(2) 5,500 5,620
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (2) 1,410 1,335
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (2) 1,515 1,396
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (2) 2,975 2,654
Greater Orlando Aviation Auth., 5.25%, 10/1/44 (1) 5,350 5,721
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (1) 705 726
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (1) 8,700 8,902
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (1) 5,000 5,039
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (1) 2,350 2,390
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (1) 1,060 1,067
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (1) 4,250 4,624
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series F, 5.00%, 10/1/48  1,170 1,201

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  8,000 8,783
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (1) 580 608
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (1) 600 628
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (1) 3,525 3,556
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (2) 1,960 1,701
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,416
JEA Water & Sewer System Revenue, Series A, 5.25%, 10/1/55  15,000 16,279
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 993
Lee County Florida Airport Revenue, 5.25%, 10/1/54 (1)(10) 4,325 4,527
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (1) 3,525 3,654
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 1,004
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,614
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (1) 6,250 6,810
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (1) 10,700 10,840
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40 (Prerefunded 4/1/25) (5) 8,020 8,046
Miami-Dade County Seaport Dept., Series A, 5.25%,
10/1/52 (1) 3,015 3,091
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 9,919
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,848
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  3,000 2,848
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,548
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,186
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,671
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,679
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,020 1,063
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,575 2,661
179,221

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
GEORGIA  5.6%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (1) 1,100 1,191
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (1) 8,250 8,863
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 835 334
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 3,405 1,362
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (2) 6,843 5,877
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,611
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,781
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 9,764
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,562
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  950 925
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  1,000 1,063
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,935
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,006
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,872
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,662
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,434
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,733
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,198
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,131
George L Smith II Congress Center Auth., 4.00%, 1/1/54  13,645 12,017
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (2) 2,690 2,573
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,192
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,160
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,244
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,750
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,495
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,084
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,924
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,821

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,642
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,563
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,907
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,402
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  4,990 5,003
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 489
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 939
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 264
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  6,840 6,968
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (3) 5,765 5,882
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,601
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,489
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,598
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (3) 4,100 4,372
172,683
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,258
1,258
HAWAII  0.1%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 4,230 4,293
4,293
IDAHO  0.3%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,374
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,466
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (2) 2,890 2,602
10,442
ILLINOIS  2.6%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,190

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (1) 2,115 2,136
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (1) 5,700 5,621
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (1) 11,675 12,443
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,583
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,163
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,040
Illinois, GO, 5.00%, 2/1/38  3,000 3,308
Illinois, GO, 5.00%, 2/1/39  820 898
Illinois, GO, 5.50%, 5/1/25  960 966
Illinois, GO, 5.50%, 5/1/26  1,150 1,184
Illinois, Series A, GO, 5.00%, 3/1/25  885 886
Illinois, Series A, GO, 5.00%, 10/1/31  705 745
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,538
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,052
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,860
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,776
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,564
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,120
Illinois, Series B, GO, 5.00%, 10/1/32  845 890
Illinois, Series B, GO, 5.25%, 5/1/47  900 965
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,069
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,066
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,746
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 314
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 462
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,335
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (2) 1,100 1,157
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
1.55%, 11/15/37  1,200 1,200
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,478
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,440
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 761
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 597
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 836
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 1,410 1,633
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (11) 2,490 2,578
80,600

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
INDIANA  0.6%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,164
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,321
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 878
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (1)(2) 2,025 2,065
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26) (1) 3,825 3,881
17,309
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (2) 4,050 4,140
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,337
8,477
KENTUCKY  1.0%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 407
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 323
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 430
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 237
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 956
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 585
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,044
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,593
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,407
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,417
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,620
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,687
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,138
31,844
LOUISIANA  0.9%
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 1.85%, 5/1/43  300 300
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (1) 6,190 6,697

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (1)(2) 1,400 1,517
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (1) 885 898
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,333
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,025
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (5) 1,060 1,067
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (5) 950 957
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (5) 3,875 3,949
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (2) 2,820 2,836
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,447
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,064
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 697
28,787
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (1)(2) 1,000 1,006
1,006
MARYLAND  5.6%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 969
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,776
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,090
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,544
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,250
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,524
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,100 2,109
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 7,003
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 316
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 214
Maryland CDA, Series A, 4.50%, 9/1/48  1,360 1,376
Maryland CDA, Series D, 3.25%, 9/1/50  6,575 6,503
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(10) 5,825 6,186
Maryland DOT, Series B, 4.00%, 8/1/37 (1) 1,485 1,469
Maryland DOT, Series B, 4.00%, 8/1/38 (1) 1,370 1,344

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, 5.00%, 8/1/36 (1) 1,375 1,455
Maryland DOT, Series B, 5.00%, 8/1/46 (1) 5,155 5,295
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (1) 3,700 3,746
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (1) 2,000 2,028
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (1) 10,515 10,643
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,358
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (4) 8,225 8,562
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 684
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,042
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,416
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 1.75%, 6/1/46  2,400 2,400
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 5,002
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,443
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,680
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,178
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,834
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,168
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,316
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,257
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,521
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,120
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,957
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,208
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,308
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,935
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,000 3,748
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (1) 2,290 2,295
Montgomery County, Series E, GO, VRDN, 1.75%, 11/1/37  6,070 6,070
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,648

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,730
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 213
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,120
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,409
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 2,017
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,847
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,487
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  8,125 7,876
170,689
MASSACHUSETTS  1.2%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,142
Massachusetts, Series D, GO, 5.00%, 10/1/52  5,000 5,281
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,792
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (2) 700 702
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (1) 4,825 4,387
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (1) 7,500 6,927
Massachusetts Port Auth., Series C, 5.00%, 7/1/49 (1) 5,000 5,073
36,304
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/27  565 585
Detroit, GO, 5.50%, 4/1/32  415 451
Detroit, GO, 5.50%, 4/1/34  235 254
Detroit, GO, 5.50%, 4/1/36  305 329
Detroit, GO, 5.50%, 4/1/38  690 738
Detroit, GO, 5.50%, 4/1/40  475 504
Detroit, GO, 5.50%, 4/1/45  355 372
Detroit, GO, 5.50%, 4/1/50  705 733
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,541
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,371
Great Lakes Water Auth., Water Supply, Series A, 5.25%,
7/1/47  5,885 6,362
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  585 570
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 771
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,590

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,594
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,337
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,525
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,025
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,467
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,392
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,537
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,183
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(4) 7,050 7,212
57,443
MINNESOTA  0.9%
Minneapolis-St. Paul Metropolitan Airports Commission, Private
Activity, Series B, 5.25%, 1/1/49 (1) 6,000 6,281
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 7,981
Minnesota Agricultural & Economic Dev. Board, Health Partners
Obligated Group, 5.25%, 1/1/54  5,625 5,990
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,145 3,560
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  3,000 3,362
27,174
MISSOURI  0.6%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,932
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,274
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (1)(4) 5,885 5,958
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,565
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 534
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,354
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 545
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  50 47
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 374
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 294
18,877

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,206
4,206
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 4,000 4,149
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,576
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,857
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,279
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,796
Reno-Tahoe Airport Auth., Reno-Tahoe Int'l. Airport, Series A,
5.25%, 7/1/49 (1) 3,550 3,724
21,381
NEW HAMPSHIRE  0.6%
National Fin. Auth., Series A, Class A, VR, 3.777%, 10/20/41  4,392 4,163
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,661 3,648
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,700 2,570
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (5) 5,029 4,913
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,764 2,593
17,887
NEW JERSEY  3.1%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,468
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 1,760 1,763
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,201
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(4) 705 707
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (1) 1,265 1,266
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (1)(4) 775 776
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (1) 2,115 2,116
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (1) 1,435 1,436
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (1) 705 710

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (1) 4,775 4,878
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (1) 4,085 4,124
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 708
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,585 1,546
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,591
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,865
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,431
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,625 5,693
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,484
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,260 1,358
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (5) 1,330 1,554
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,726
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,218
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  13,025 14,261
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,762
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,400 3,657
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,279
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,475
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,245
96,298
NEW YORK  9.9%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(2) 1,060 1,061
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,587
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,703
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,981
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,914
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,352

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/52  14,920 15,798
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/53  15,000 15,874
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,680
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,375 5,983
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,305
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (2) 1,300 1,306
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,685
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,369
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,884
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,183
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,100 2,179
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,683
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 436
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,671
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 618
Metropolitan Transportation Auth., Series 2012G-1, VRDN,
1.85%, 11/1/32  1,655 1,655
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (4) 2,820 2,944
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A, 5.25%, 11/15/31  3,525 3,658
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  7,230 7,403
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(8)(9) 965 965
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (8)(9) 2,097 193
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,673
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,294

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,912
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (5) 2,105 2,141
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (5) 550 562
New York City Housing Dev., Sustainable Bonds, Series C,
2.75%, 2/1/51  4,850 3,397
New York City Housing Dev., Sustainable Bonds, Series F-1-A,
5.00%, 11/1/54  2,490 2,589
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/51  3,200 3,418
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,954
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,355
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,125
New York City Transitional Fin. Auth., Series E, 5.00%, 11/1/53  3,625 3,835
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  18,500 19,892
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,080
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,258
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,697
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,187
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,312
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,913
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,324
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 991
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (2) 1,230 1,231
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (2) 2,470 2,472
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,850
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,244
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  1,675 1,633
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  95 93

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,102
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,554
New York Transportation Dev., 5.00%, 12/1/39 (1) 1,025 1,067
New York Transportation Dev., 5.00%, 12/1/40 (1) 675 702
New York Transportation Dev., 5.00%, 12/1/41 (1) 675 699
New York Transportation Dev., 5.00%, 12/1/42 (1) 675 696
New York Transportation Dev., 5.125%, 6/30/60 (1)(4) 3,500 3,587
New York Transportation Dev., 5.25%, 6/30/60 (1)(4) 14,825 15,417
New York Transportation Dev., 5.375%, 6/30/60 (1) 4,145 4,271
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 1,025 1,026
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 6,000 6,144
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (1) 2,115 2,171
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (1) 6,960 7,267
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (1)(10) 9,675 10,231
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.50%, 12/31/60 (1) 8,760 9,253
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,901
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,727
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (1) 4,475 4,556
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 223, 4.00%, 7/15/61 (1) 3,250 2,897
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (1) 9,500 9,821
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,896
302,527
NORTH CAROLINA  3.1%
Charlotte Water & Sewer System Revenue, 5.00%, 7/1/54  10,000 10,702
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series B, VRDN, 1.80%, 1/15/38  3,600 3,600
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 1.80%, 1/15/37  3,400 3,400
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,341
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (1)(4) 7,615 8,159
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,258
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,315 5,793

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 704
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,034
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,493
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 693
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,963
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,479
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,900 8,168
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (4) 22,000 22,948
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (1) 1,515 1,604
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (1) 705 744
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,909
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,341
93,333
OHIO  2.2%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,810
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,202
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,393
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,525 18,461
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 212
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 240
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,380
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,441
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,456
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,771
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,727
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,062
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,894
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 681

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Ohio, Series A, 5.00%, 1/15/50  5,640 5,734
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 397
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,053
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (2) 1,625 1,634
Ohio State Univ., Multiyear Debt Issuance Program II,
Series A-1, VRDN, 2.15%, 6/1/43  12,000 12,000
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (4) 2,985 2,956
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 987
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 288
68,779
OKLAHOMA  1.0%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 9
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 589
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,130
Oklahoma Turnpike Auth., Series A, 5.50%, 1/1/54 (6) 5,575 6,165
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,853
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 16,005
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,651
29,402
OREGON  0.8%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,256
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,817
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (1) 2,115 2,136
Port of Portland Airport, Series A, 4.00%, 7/1/39 (1) 3,525 3,427
Port of Portland Airport, Series THIRT, 5.25%, 7/1/54 (1) 12,500 13,227
22,863
PENNSYLVANIA  2.7%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (1)(4) 7,500 8,001
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (2) 3,035 2,797
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (5) 260 279
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,383
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 696
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,019
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,818

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (1) 2,500 2,504
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (1) 2,250 2,453
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (1) 3,935 4,233
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (1) 6,520 7,102
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39 (Prerefunded 3/1/25) (5) 1,060 1,062
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series D-2,
VRDN, 1.60%, 11/1/61  5,000 5,000
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,525 3,818
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,500 4,954
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  2,075 2,256
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,803
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,421
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,845
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 1.80%, 7/1/54  3,100 3,100
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,519
State Public School Building Auth., Series A, 5.00%, 6/1/32 (4) 3,525 3,637
81,700
PUERTO RICO  3.8%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (12) 10,427 6,538
Puerto Rico Commonwealth, VR, GO, 11/1/51 (12) 14,111 8,989
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (2) 2,285 2,155
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (2) 315 316
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (2) 1,050 1,108
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (2) 3,525 3,288
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (2) 1,165 1,170
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (2) 3,965 4,232
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (2) 1,205 1,252

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 2,915 3,032
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 5,250 5,493
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (2) 2,225 2,327
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,200 1,249
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,093
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,212
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,085
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,214
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,278 1,207
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,333 2,347
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,030
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,421
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,575
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)
(13) 35 19
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(13) 60 33
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(13) 475 261
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(13) 130 72
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(13) 170 94
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(13) 660 363
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(13) 215 118
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(13) 260 143
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(13) 1,575 866
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(13) 500 275

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(13) 680 374
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(13) 165 91
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(13) 140 77
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(13) 60 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(13) 160 88
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(13) 125 69
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(13) 40 22
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(13) 70 39
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(13) 55 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(13) 525 289
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(13) 120 66
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(13) 60 33
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,543
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,172 25,671
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  10,108 10,105
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,427
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,293
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,062
116,889
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 490 191
191
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,308 784
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,086
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,279 715

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,795
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,376
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,584
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,639
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 1.85%, 5/1/48  500 500
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,013
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,646
21,138
SOUTH DAKOTA  0.6%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 8,998
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  9,200 9,896
18,894
TENNESSEE  1.3%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,366
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (3) 1,000 1,071
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (3) 1,500 1,602
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (3) 3,030 3,124
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (3) 1,200 1,239
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  7,500 8,038
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,024
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,104
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (1) 2,115 2,175
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (1) 7,405 7,848
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (2) 850 854
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,260
38,705
TEXAS  11.5%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,500 3,302
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (2) 500 476

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (2) 340 329
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (2) 3,370 3,290
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 12,396
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,652
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,865
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,346
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,613
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,367
Austin Airport, Series B, 5.00%, 11/15/41 (1) 2,770 2,792
Austin Airport System Revenue, 5.00%, 11/15/43 (1) 1,000 1,037
Austin Airport System Revenue, 5.00%, 11/15/52 (1) 2,000 2,043
Austin Airport System Revenue, 5.25%, 11/15/47 (1) 1,555 1,631
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 914
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 739
Austin Water & Wastewater System Revenue, 5.00%, 11/15/53  24,850 26,460
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  8,000 6,796
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  8,150 7,559
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  5,500 6,288
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 398
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,581
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  10,000 11,294
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,717
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,695
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  3,000 3,019
Conroe Independent School Dist., GO, 5.00%, 2/15/49  5,000 5,332
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,775
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,009
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 802
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 801

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dallas Independent School Dist., GO, 4.00%, 2/15/54  1,500 1,415
Fort Bend Independent School Dist., Series A, GO, 4.00%,
8/15/49  4,600 4,370
Grand Parkway Transportation, Grand Parkway System,
4.00%, 10/1/49 (4) 4,850 4,568
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 1.85%,
2/3/25  900 900
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 1.85%, 12/1/59  4,415 4,415
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 483
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,788
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  12,385 11,590
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  5,550 5,113
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (10) 2,025 2,147
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (10) 4,000 4,214
Houston Airport, Series A, 5.00%, 7/1/36 (1) 775 798
Houston Airport, Series A, 5.00%, 7/1/37 (1) 1,495 1,537
Houston Airport, Series A, 5.00%, 7/1/41 (1) 2,290 2,334
Houston Airport, Series A, 5.25%, 7/1/42 (1)(4) 5,000 5,365
Houston Airport, Series A, 5.25%, 7/1/43 (1)(4) 1,550 1,656
Houston Airport, Series B-1, 5.00%, 7/15/35 (1) 1,760 1,762
Houston Airport, Series C, 5.00%, 7/1/31 (1) 2,115 2,203
Houston Airport, Series C, 5.00%, 7/1/32 (1) 2,645 2,747
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (1) 2,450 2,638
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,199
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,305
Mansfield Independent School Dist., GO, 4.00%, 2/15/54  4,850 4,554
Midland Independent School Dist., GO, 4.00%, 2/15/54  8,500 7,981
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,333
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 4,755 4,749
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 478
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 528

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 291
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 857
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,490
New Braunfels Independent School Dist., GO, 4.00%, 2/1/52  2,500 2,370
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (5) 295 296
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (5) 1,460 1,465
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(8) 843 308
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 192
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 690
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,148
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,618
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,317
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,683
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,340
Northwest Independent School Dist., Series A, GO, 5.00%,
2/15/49  10,000 10,595
Permanent University Fund - Univ. of Texas System,
Series 2022A, 4.00%, 7/1/42  3,600 3,552
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (1)(2) 1,100 1,123
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,554
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series B, VRDN, 1.45%, 8/1/50  1,250 1,250
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 421
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 786
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 868
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,904
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (8)(14) 1,632 —
Texas, Series A, GO, 4.125%, 8/1/46 (1) 8,850 8,243
Texas, Series A, GO, 5.00%, 8/1/41 (1) 6,030 6,327
Texas, Series A, GO, 5.00%, 8/1/42 (1) 6,335 6,618
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56 (6) 7,000 7,705

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  195 202
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,717
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 15,877
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (1) 5,000 5,047
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (1) 5,620 6,007
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  6,990 7,071
351,715
UTAH  1.5%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (2) 3,875 3,904
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (2) 2,175 2,120
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (2) 940 967
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (2) 980 1,016
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 5,000 5,313
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (1) 5,000 5,076
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (1) 9,690 9,764
Salt Lake City Airport, Series A, 5.00%, 7/1/51 (1) 7,000 7,094
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (1) 3,000 3,123
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (1) 4,150 4,418
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (2) 3,087 3,057
45,852
VIRGINIA  3.7%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,380
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 2,083
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,410
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (4) 3,035 3,077
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,175
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,173
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,965
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,380

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,430
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,441
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (5) 3,265 3,291
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,665 2,520
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,100
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,368
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,302
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,244
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 377
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,583
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series C, VRDN, 1.85%, 7/1/52  600 600
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,484
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,631
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,295
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,167
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,025
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (1) 1,950 1,572
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (1) 8,890 8,790
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (1) 4,415 4,330
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (1) 1,045 977
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (1) 2,650 2,348
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 705 709
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,680 6,712
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 7,220 7,246

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (4) 3,945 3,730
112,915
WASHINGTON  2.1%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,413
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,976
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,746
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (1) 3,000 3,239
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (1) 15,495 16,315
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  7,000 7,422
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,057
Washington, Series C, GO, 5.00%, 2/1/36  4,700 5,166
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,661
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  4,085 4,184
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,851 4,531
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,897 8,894
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (2) 3,525 3,184
63,788
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (2) 325 331
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (2) 325 330
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (2) 500 531
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (1) 1,150 1,161
2,353
WISCONSIN  1.6%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30) (2)(5) 25 27
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30) (2)(5) 35 38
PFA, Series A-1, 5.375%, 7/1/47 (3) 4,880 5,213
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,650
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (2) 3,000 3,181
PFA, Kahala Nui Project, 5.25%, 11/15/55  750 788

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,379
PFA, Unrefunded Balance, 5.00%, 4/1/40 (2) 375 383
PFA, Unrefunded Balance, 5.00%, 4/1/50 (2) 670 671
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
1.75%, 4/1/54  11,900 11,900
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,765
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,375 3,669
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  4,015 3,924
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (1) 705 711
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,242
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,770
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (2) 2,570 2,464
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (2) 2,325 2,304
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (2) 705 680
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (2) 740 701
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (2) 1,165 915
50,375
Total Municipal Securities (Cost $3,105,746) 3,058,456
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,130 3,236
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,239) 3,236
Total Investments in Securities  99.9%
(Cost $3,109,985) $ 3,061,692
Other Assets Less Liabilities 0.1% 2,896
Net Assets 100.0% $ 3,064,588

T. ROWE PRICE Summit Municipal Income Fund

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $174,708 and represents 5.7% of net assets.
(3) Insured by Build America Mutual Assurance Company
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) When-issued security
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Insured by Assured Guaranty Corporation
(11) Insured by National Public Finance Guarantee Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Summit Municipal Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On January 31, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F84-054Q1 01/25